Related parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related parties
34.	Related parties
TRANSACTIONS WITH DIRECTORS AND EXECUTIVE COMMITTEE MEMBERS (KEY MANAGEMENT PERSONNEL)
In addition to short-term employee benefits (primarily salaries) AB InBev’s Executive Committee members were entitled in 2020 to post-employment benefits. In particular, members of the Executive Committee participated in the pension plan of their respective country – see also Note 25
Employee Benefits
. Finally, key management personnel are eligible for the company’s share option; restricted stock and/or share swap program (see Note 26
Share-based Payments
). Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2020		2019		2018
Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	4	2	9	2	6
Termination benefits	—	2	—	1	—	—
Share-based payment	—	7	—	25	—	34

	2	13	2	35	2	40
Directors’ compensation consists mainly of directors’ fees.
During 2020, AB InBev entered into the following transactions:

•
The acquisition, through Grupo Modelo and its subsidiaries, of information technology and infrastructure services for a consideration of approximately 1m US dollar from a company in which one of the company’s Board Member had significant influence as of 31 December 2020 (2019: 2m US dollar; 2018: 1m US dollar).

•
The acquisition, mainly through its subsidiary Bavaria S.A., of transportation services, lease agreements and advertising services for an aggregated consideration of 13m US dollar from companies in which one of the company’s Board Member had a significant influence as of 31 December 2020 (2019: 11m US dollar; 2018: 8m US dollar). The outstanding balance of these transactions as of 31 December 2020 amounts to 3m US dollar (31 December 2019: 1m US dollar).

JOINTLY CONTROLLED ENTITIES
Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2020	2019	2018
Non-current assets	8	10	11
Current assets	2	3	5
Non-current liabilities	9	11	9
Current liabilities	12	10	12
Result from operations	3	3	4
Profit attributable to equity holders of AB InBev	3	3	3
TRANSACTIONS WITH ASSOCIATES
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2020	2019	2018
Gross profit	(118)	(78)	(39)
Current assets	55	38	84
Current liabilities	115	119	130
TRANSACTIONS WITH PENSION PLANS
AB InBev’s transactions with pension plans mainly comprise 12m US dollar other income from pension plans in the US in 2020 (2019: 12m US dollar; 2018: 12m US dollar).